Leasing Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leasing Arrangements
Note 4 – Leasing arrangements
The Company leases office space and certain equipment under operating and capital lease agreements, expiring in various years through 2028. Certain leases contain annual rent escalation clauses.
Rent expense totaled $2.7 million and $3.4 million for the three months ended September 30, 2021 and 2020, respectively. Rent expense totaled $8.5 million and $11.0 million for the nine months ended September 30, 2021 and 2020, respectively.
For periods subsequent to September 30, 2021, future minimum payments for all operating and capital lease obligations that have initial non-cancelable
lease terms exceeding one year, net of rental income from subleases are as follows (in thousands):

September 30,	Capital Leases	Operating Leases
2021 (3 months)	$1,193	$2,235
2022	1,582	8,817
2023	813	8,251
2024	—	7,133
2025	—	3,798
Thereafter	—	2,552

Total	$3,588	$32,786

Less interest on lease obligations	(258)

	3,330
Less current portion	(2,590)

Non-current portion	$740

Note 6 – Leasing arrangements
The Company leases office space and certain equipment under operating and capital lease agreements, expiring in various years through 2029. Certain leases contain annual rent escalation clauses.
Rent expense totaled $14.1 million and $14.7 million for the years ended December 31, 2020 and 2019, respectively. As part of an effort to optimize the Company’s real estate footprint, during 2020, the Company terminated leases in 18 locations and reduced the footprint of four locations resulting in lease termination savings of approximately $4.6 million.
The amortization expense recorded for capital leases totaled $0.5 million and $0.7 million, respectively, for the years ended December 31, 2020 and 2019.

For years subsequent to December 31, 2020, future minimum payments for all operating and capital lease obligations that have initial non-cancelable
lease terms exceeding one year, net of rental income from subleases are as follows (in thousands):

December 31,	Capital Leases	Operating Leases
2021	$1,313	$9,437
2022	1,586	8,936
2023	1,346	8,568
2024	721	7,377
2025	—	3,810
Thereafter	—	2,552

Total	$4,966	$40,680

Less: interest on lease obligations	(464)

Net amount	4,502
Less: current portion	(1,313)

Non-current	$3,189